Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
	Linde plc	70,100	29,005
	Air Products and Chemicals Inc.	31,661	8,566
	Freeport-McMoRan Inc.	204,177	7,620
	Ecolab Inc.	35,527	6,812
	Newmont Corp. (XNYS)	164,570	6,614
	Nucor Corp.	35,878	6,098
	Dow Inc.	101,185	5,236
	Fastenal Co.	81,606	4,894
	LyondellBasell Industries NV Class A	36,988	3,518
	International Flavors & Fragrances Inc.	36,448	2,747
	Steel Dynamics Inc.	22,902	2,728
	Reliance Steel & Aluminum Co.	8,319	2,290
	Avery Dennison Corp.	11,476	2,232
	CF Industries Holdings Inc.	27,793	2,089
	Albemarle Corp.	16,712	2,027
	Celanese Corp.	13,907	1,928
	International Paper Co.	49,077	1,813
	Mosaic Co.	46,865	1,682
	Eastman Chemical Co.	17,100	1,433
*	Cleveland-Cliffs Inc.	73,235	1,257
	Royal Gold Inc.	9,440	1,150
	United States Steel Corp.	31,497	1,131
*	RBC Bearings Inc.	3,959	1,020
	FMC Corp.	17,672	948
	Southern Copper Corp.	12,302	885
	Olin Corp.	18,646	879
	Hexcel Corp.	12,131	841
	Valvoline Inc.	23,913	819
	Alcoa Corp.	25,033	672
	Element Solutions Inc.	31,743	665
	Timken Co.	9,007	652
	Huntsman Corp.	24,547	604
	Westlake Corp.	4,616	593
	Chemours Co.	21,423	588
	Ashland Inc.	6,643	531
	NewMarket Corp.	883	468
	SSR Mining Inc. (XTSE)	30,075	355
	Scotts Miracle-Gro Co.	5,759	320
*	MP Materials Corp.	14,575	231
	SSR Mining Inc.	52	1
			113,942

		Shares	Market Value ($000)
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	1,286,814	187,991
*	Tesla Inc.	394,064	94,607
	Home Depot Inc.	144,668	45,352
	Costco Wholesale Corp.	63,288	37,513
	Walmart Inc.	204,021	31,764
*	Netflix Inc.	62,606	29,673
	McDonald's Corp.	104,251	29,382
*	Walt Disney Co.	261,037	24,196
	NIKE Inc. Class B	169,758	18,719
	Lowe's Cos. Inc.	83,689	16,640
*	Booking Holdings Inc.	5,309	16,594
	Starbucks Corp.	161,075	15,995
*	Uber Technologies Inc.	276,812	15,607
	TJX Cos. Inc.	164,503	14,494
	Target Corp.	65,782	8,802
*	Chipotle Mexican Grill Inc.	3,909	8,609
*	O'Reilly Automotive Inc.	8,547	8,396
*	Airbnb Inc. Class A	57,981	7,325
	Marriott International Inc. Class A	35,457	7,187
*	Lululemon Athletica Inc.	15,903	7,105
*	AutoZone Inc.	2,578	6,728
	Ross Stores Inc.	47,839	6,237
	General Motors Co.	195,639	6,182
	Hilton Worldwide Holdings Inc.	36,767	6,159
*	Copart Inc.	122,572	6,156
	Ford Motor Co.	561,145	5,757
	DR Horton Inc.	44,420	5,671
	Electronic Arts Inc.	39,153	5,404
	Yum! Brands Inc.	40,033	5,026
	Lennar Corp. Class A	36,192	4,630
*	Trade Desk Inc. Class A	62,943	4,435
	Estee Lauder Cos. Inc. Class A	32,839	4,193
	Dollar General Corp.	31,300	4,104
*	Take-Two Interactive Software Inc.	23,524	3,722
*	Spotify Technology SA	19,997	3,702
*	Dollar Tree Inc.	29,737	3,675
*	Royal Caribbean Cruises Ltd.	33,387	3,588
	Delta Air Lines Inc.	91,796	3,390
*	Warner Bros Discovery Inc.	314,654	3,288
*	Aptiv plc	38,699	3,206
	Tractor Supply Co.	15,612	3,169
	eBay Inc.	76,257	3,127
*	Ulta Beauty Inc.	7,135	3,039
*	Expedia Group Inc.	20,462	2,787
	PulteGroup Inc.	31,061	2,746
	Darden Restaurants Inc.	17,237	2,697
	Garmin Ltd.	21,876	2,674
	Genuine Parts Co.	20,128	2,673
*	Roblox Corp. Class A	65,402	2,571
*	NVR Inc.	413	2,542
*	Deckers Outdoor Corp.	3,714	2,466
*	Coupang Inc.	156,295	2,388
	Las Vegas Sands Corp.	50,902	2,348
	Omnicom Group Inc.	28,145	2,269
*	DraftKings Inc. Class A	59,227	2,265
	Southwest Airlines Co.	84,907	2,171
*	Carnival Corp.	141,632	2,133

		Shares	Market Value ($000)
	Best Buy Co. Inc.	27,696	1,965
	Domino's Pizza Inc.	5,002	1,965
	Pool Corp.	5,407	1,878
*	Live Nation Entertainment Inc.	22,239	1,873
*	United Airlines Holdings Inc.	46,549	1,834
*	Liberty Media Corp.-Liberty Formula One Class C	28,681	1,826
	Williams-Sonoma Inc.	9,068	1,701
	Interpublic Group of Cos. Inc.	54,812	1,685
	LKQ Corp.	37,777	1,682
	MGM Resorts International	42,158	1,663
	RB Global Inc. (XTSE)	25,736	1,639
*	Burlington Stores Inc.	9,312	1,579
*	Rivian Automotive Inc. Class A	94,023	1,576
*	Five Below Inc.	7,899	1,489
	Rollins Inc.	36,478	1,486
*	CarMax Inc.	22,401	1,432
*	Floor & Decor Holdings Inc. Class A	15,001	1,376
*	Etsy Inc.	17,686	1,341
*	Caesars Entertainment Inc.	29,653	1,326
	Toll Brothers Inc.	15,323	1,316
	Service Corp. International	20,976	1,285
	News Corp. Class A	56,788	1,252
	Wynn Resorts Ltd.	14,710	1,242
*	BJ's Wholesale Club Holdings Inc.	19,141	1,236
	Vail Resorts Inc.	5,418	1,177
	Paramount Global Class B	81,937	1,177
	Churchill Downs Inc.	10,049	1,163
*	American Airlines Group Inc.	91,967	1,143
*	Skechers USA Inc. Class A	19,191	1,131
	Dick's Sporting Goods Inc.	8,644	1,125
	Fox Corp. Class A	37,760	1,115
	BorgWarner Inc. (XNYS)	32,935	1,110
	Lear Corp.	8,289	1,109
	Texas Roadhouse Inc.	9,619	1,083
	New York Times Co. Class A	22,914	1,077
	Bath & Body Works Inc.	33,018	1,077
	Tapestry Inc.	33,311	1,055
	Wingstop Inc.	4,326	1,040
	Lithia Motors Inc.	3,889	1,038
	Gentex Corp.	33,750	1,026
	Murphy USA Inc.	2,771	1,024
	H&R Block Inc.	21,466	975
*	Mattel Inc.	50,801	965
	Tempur Sealy International Inc.	23,565	950
	Aramark	33,501	938
*	Crocs Inc.	8,773	927
	Wyndham Hotels & Resorts Inc.	11,884	919
*	Norwegian Cruise Line Holdings Ltd.	59,860	914
*	SiteOne Landscape Supply Inc.	6,381	899
	PVH Corp.	8,839	864
	Hasbro Inc.	18,442	856
	VF Corp.	50,410	843
	Whirlpool Corp.	7,705	839
*	Planet Fitness Inc. Class A	12,275	834
*	Capri Holdings Ltd.	16,099	780
	U-Haul Holding Co.	14,259	772
	Hyatt Hotels Corp. Class A	6,364	730
	Thor Industries Inc.	7,370	730

		Shares	Market Value ($000)
*	Bright Horizons Family Solutions Inc.	8,312	727
	Ralph Lauren Corp.	5,565	720
	Nexstar Media Group Inc.	4,806	682
*	Alaska Air Group Inc.	17,992	680
*	Wayfair Inc. Class A	11,855	662
*	RH	2,438	658
	Polaris Inc.	7,795	643
*	Ollie's Bargain Outlet Holdings Inc.	8,647	634
	Boyd Gaming Corp.	10,674	630
	Macy's Inc.	39,182	621
*	Liberty Media Corp.-Liberty SiriusXM Class C	22,554	609
*	Coty Inc. Class A	51,990	593
*	Grand Canyon Education Inc.	4,250	581
*	AutoNation Inc.	4,240	574
*,1	GameStop Corp. Class A	38,600	562
	Harley-Davidson Inc.	18,638	559
	Gap Inc.	27,705	556
*	Lyft Inc. Class A	47,213	554
*	Avis Budget Group Inc.	2,978	545
	TKO Group Holdings Inc.	7,032	544
*	Penn Entertainment Inc.	21,985	540
	Fox Corp. Class B	19,240	532
*	YETI Holdings Inc.	12,200	520
	Choice Hotels International Inc.	4,439	490
	Wendy's Co.	24,738	464
*	Madison Square Garden Sports Corp.	2,632	445
*,1	Lucid Group Inc.	105,011	443
	Advance Auto Parts Inc.	8,671	440
	Newell Brands Inc.	55,731	425
	Leggett & Platt Inc.	18,549	424
	Penske Automotive Group Inc.	2,819	421
[1]	Sirius XM Holdings Inc.	89,498	419
	Columbia Sportswear Co.	5,201	407
	Marriott Vacations Worldwide Corp.	5,156	376
	Travel & Leisure Co.	10,375	370
	Carter's Inc.	5,393	368
	Kohl's Corp.	15,524	364
	News Corp. Class B	14,782	341
*	Victoria's Secret & Co.	11,107	299
*	TripAdvisor Inc.	16,307	291
*	Liberty Media Corp.-Liberty SiriusXM Class A	10,306	278
*	Under Armour Inc. Class A	33,501	273
*	QuantumScape Corp.	40,920	259
	Nordstrom Inc.	16,212	253
*	Peloton Interactive Inc. Class A	43,021	244
*	Liberty Media Corp.-Liberty Live Class C	6,873	235
*	Under Armour Inc. Class C	23,694	181
	Phinia Inc.	6,726	172
*	Hertz Global Holdings Inc.	18,861	157
	Lennar Corp. Class B	1,181	136
*	Liberty Media Corp.-Liberty Formula One Class A	2,153	123
*	Driven Brands Holdings Inc.	8,348	110
*,1	Cava Group Inc.	2,629	89
*	Liberty Media Corp.-Liberty Live Class A	2,655	87
*	Mister Car Wash Inc.	11,833	86
*	U-Haul Holding Co. (XNYS)	1,129	64
*	AMC Entertainment Holdings Inc. Class A	8,670	58
[1]	Paramount Global Class A	2,317	41

		Shares	Market Value ($000)
*	Petco Health & Wellness Co. Inc.	11,536	35
*	Playtika Holding Corp.	3,315	29
			859,944
Consumer Staples (4.9%)
	Procter & Gamble Co.	336,389	51,643
	PepsiCo Inc.	196,816	33,122
	Coca-Cola Co.	556,488	32,521
	Philip Morris International Inc.	221,563	20,685
	Mondelez International Inc. Class A	193,991	13,785
	CVS Health Corp.	182,742	12,417
	Altria Group Inc.	254,953	10,718
	Colgate-Palmolive Co.	117,332	9,242
	McKesson Corp.	19,375	9,117
	Kimberly-Clark Corp.	48,005	5,940
*	Monster Beverage Corp.	106,296	5,862
	Archer-Daniels-Midland Co.	76,352	5,629
	Constellation Brands Inc. Class A	23,035	5,540
	General Mills Inc.	83,918	5,342
	Sysco Corp.	72,540	5,235
	Kenvue Inc.	248,154	5,072
	Cencora Inc.	23,110	4,700
	Corteva Inc.	101,957	4,609
	Keurig Dr Pepper Inc.	136,251	4,302
	Kroger Co.	93,260	4,129
	Kraft Heinz Co.	114,771	4,030
	Hershey Co.	20,944	3,936
	Church & Dwight Co. Inc.	34,763	3,359
	Clorox Co.	17,588	2,521
	Bunge Global SA	21,235	2,333
	McCormick & Co. Inc.	35,823	2,322
	Lamb Weston Holdings Inc.	20,693	2,070
	Walgreens Boots Alliance Inc.	101,559	2,025
	Kellanova	37,040	1,946
	Conagra Brands Inc.	67,722	1,916
	Tyson Foods Inc. Class A	39,503	1,850
	J M Smucker Co.	14,657	1,608
	Molson Coors Beverage Co. Class B	24,740	1,523
	Brown-Forman Corp. Class B	25,202	1,480
	Casey's General Stores Inc.	5,268	1,451
*	Performance Food Group Co.	22,052	1,435
*	US Foods Holding Corp.	32,695	1,433
	Albertsons Cos. Inc. Class A	58,669	1,277
	Hormel Foods Corp.	40,774	1,247
	Campbell Soup Co.	27,652	1,111
*	Celsius Holdings Inc.	20,631	1,022
*	Darling Ingredients Inc.	22,848	1,002
	Ingredion Inc.	9,487	972
*	Post Holdings Inc.	7,611	650
	Flowers Foods Inc.	27,230	567
*	Freshpet Inc.	6,692	475
	Brown-Forman Corp. Class A	7,893	475
*	Boston Beer Co. Inc. Class A	1,313	466
	Spectrum Brands Holdings Inc.	5,819	403
*	Grocery Outlet Holding Corp.	13,667	386
	Reynolds Consumer Products Inc.	7,629	200
*	Pilgrim's Pride Corp.	6,343	162
	Seaboard Corp.	36	127
	WK Kellogg Co.	9,260	104

		Shares	Market Value ($000)
*	Olaplex Holdings Inc.	17,753	39
			297,533
Energy (4.1%)
	Exxon Mobil Corp.	578,138	59,398
	Chevron Corp.	252,815	36,304
	ConocoPhillips	173,194	20,016
	Schlumberger NV	203,420	10,586
	EOG Resources Inc.	83,853	10,320
	Marathon Petroleum Corp.	60,624	9,045
	Phillips 66	65,855	8,488
	Pioneer Natural Resources Co.	33,228	7,697
	Williams Cos. Inc.	173,961	6,400
	Cheniere Energy Inc.	34,663	6,314
	Valero Energy Corp.	50,341	6,311
	Occidental Petroleum Corp.	99,494	5,885
	Hess Corp.	39,581	5,564
	Kinder Morgan Inc.	280,053	4,921
	Baker Hughes Co.	144,349	4,872
	Halliburton Co.	127,826	4,733
	ONEOK Inc.	63,853	4,396
	Devon Energy Corp.	91,588	4,119
	Diamondback Energy Inc.	25,860	3,993
	Targa Resources Corp.	31,865	2,882
	Coterra Energy Inc.	107,095	2,811
*	First Solar Inc.	15,167	2,393
	Marathon Oil Corp.	88,333	2,246
	EQT Corp.	51,237	2,047
*	Enphase Energy Inc.	18,973	1,917
	Ovintiv Inc. (XNYS)	36,701	1,627
	APA Corp.	44,024	1,585
	Chesapeake Energy Corp.	17,981	1,444
	Texas Pacific Land Corp.	802	1,341
	TechnipFMC plc	63,222	1,310
	Range Resources Corp.	33,019	1,073
	HF Sinclair Corp.	20,378	1,070
	NOV Inc.	56,503	1,063
*	Southwestern Energy Co.	155,289	1,023
*	Antero Resources Corp.	40,742	963
	DTE Midstream LLC	14,061	806
	Antero Midstream Corp.	48,902	651
	New Fortress Energy Inc.	9,069	349
*	Plug Power Inc.	75,274	304
*	ChargePoint Holdings Inc.	40,929	76
			248,343
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	261,677	94,204
	JPMorgan Chase & Co.	412,367	64,362
	Bank of America Corp.	994,443	30,321
	Wells Fargo & Co.	523,999	23,365
	S&P Global Inc.	45,824	19,055
	BlackRock Inc.	21,213	15,936
	Goldman Sachs Group Inc.	46,115	15,750
	Marsh & McLennan Cos. Inc.	70,774	14,114
	Progressive Corp.	83,432	13,685
	Morgan Stanley	171,703	13,623
	Chubb Ltd.	58,891	13,511
	Charles Schwab Corp.	211,583	12,974

		Shares	Market Value ($000)
	Citigroup Inc.	277,731	12,803
	Blackstone Inc.	101,658	11,423
	CME Group Inc.	51,336	11,210
	Aon plc Class A (XNYS)	28,879	9,486
	Intercontinental Exchange Inc.	80,891	9,209
	US Bancorp	219,154	8,354
	Moody's Corp.	22,667	8,273
	PNC Financial Services Group Inc.	56,928	7,626
	Arthur J Gallagher & Co.	30,253	7,533
	Aflac Inc.	85,955	7,109
	KKR & Co. Inc.	92,334	7,003
	Apollo Global Management Inc.	74,545	6,858
	American International Group Inc.	103,112	6,786
	Truist Financial Corp.	189,543	6,092
	Travelers Cos. Inc.	32,963	5,954
	MetLife Inc.	92,088	5,860
	MSCI Inc.	10,933	5,694
	Bank of New York Mellon Corp.	111,659	5,395
	Ameriprise Financial Inc.	15,026	5,312
	Allstate Corp.	37,456	5,164
	Prudential Financial Inc.	52,432	5,127
*	Arch Capital Group Ltd.	51,098	4,276
	Willis Towers Watson plc	14,939	3,679
	Hartford Financial Services Group Inc.	43,385	3,391
	State Street Corp.	45,503	3,314
	Discover Financial Services	35,382	3,291
	Broadridge Financial Solutions Inc.	16,707	3,238
	T Rowe Price Group Inc.	31,488	3,153
	M&T Bank Corp.	23,566	3,020
*	Coinbase Global Inc. Class A	23,733	2,960
	Raymond James Financial Inc.	27,033	2,843
	Fifth Third Bancorp	96,671	2,799
	Cboe Global Markets Inc.	14,948	2,723
	Nasdaq Inc.	48,627	2,715
*	Markel Group Inc.	1,883	2,710
*	NU Holdings Ltd. Class A	328,422	2,673
	Ares Management Corp. Class A	22,730	2,551
	Principal Financial Group Inc.	34,465	2,545
	Brown & Brown Inc.	33,763	2,523
	Everest Group Ltd.	6,084	2,498
	FactSet Research Systems Inc.	5,472	2,481
	LPL Financial Holdings Inc.	11,127	2,474
	Northern Trust Corp.	29,123	2,308
	Huntington Bancshares Inc.	204,401	2,302
	First Citizens BancShares Inc. Class A	1,531	2,247
	Cincinnati Financial Corp.	21,842	2,245
	Regions Financial Corp.	134,381	2,241
	W R Berkley Corp.	29,159	2,115
	Loews Corp.	26,252	1,845
	Citizens Financial Group Inc.	67,253	1,834
	Fidelity National Financial Inc.	37,352	1,675
	KeyCorp	131,760	1,633
	Tradeweb Markets Inc. Class A	16,526	1,601
	Reinsurance Group of America Inc.	9,561	1,559
	Equitable Holdings Inc.	50,545	1,551
	RenaissanceRe Holdings Ltd.	7,208	1,545
	Globe Life Inc.	12,345	1,520
	MarketAxess Holdings Inc.	5,348	1,284

		Shares	Market Value ($000)
	Assurant Inc.	7,634	1,283
	East West Bancorp Inc.	20,208	1,271
	Annaly Capital Management Inc.	69,912	1,263
	American Financial Group Inc.	10,461	1,197
	Unum Group	27,727	1,192
	Ally Financial Inc.	38,989	1,139
	Webster Financial Corp.	25,075	1,125
	Old Republic International Corp.	38,222	1,120
	Interactive Brokers Group Inc. Class A	14,348	1,117
	XP Inc. Class A	47,872	1,115
	Kinsale Capital Group Inc.	3,152	1,104
	Primerica Inc.	5,207	1,091
	Morningstar Inc.	3,618	1,025
	Carlyle Group Inc.	29,817	1,022
	Franklin Resources Inc.	40,942	1,015
	First Horizon Corp.	78,948	1,010
	Voya Financial Inc.	14,119	1,010
	New York Community Bancorp Inc.	102,547	965
*	SoFi Technologies Inc.	132,216	964
	Jefferies Financial Group Inc.	27,081	960
	Stifel Financial Corp.	14,875	908
	First American Financial Corp.	14,501	864
	Comerica Inc.	18,950	857
	Blue Owl Capital Inc.	62,997	849
	Starwood Property Trust Inc.	42,604	847
	SEI Investments Co.	14,359	842
*	Robinhood Markets Inc. Class A	95,642	842
	Commerce Bancshares Inc.	16,574	838
	Cullen/Frost Bankers Inc.	8,330	819
	Western Alliance Bancorp	15,573	798
	Pinnacle Financial Partners Inc.	10,949	795
	Houlihan Lokey Inc.	7,227	779
	RLI Corp.	5,628	763
	AGNC Investment Corp.	85,810	757
	Evercore Inc. Class A	5,075	749
	Wintrust Financial Corp.	8,739	749
	Prosperity Bancshares Inc.	12,336	744
	Zions Bancorp NA	20,748	739
	Invesco Ltd.	51,537	735
	Popular Inc.	9,676	714
	Rithm Capital Corp.	68,030	706
	MGIC Investment Corp.	39,787	700
	Affiliated Managers Group Inc.	4,980	675
	OneMain Holdings Inc.	15,892	672
	Columbia Banking System Inc.	29,134	653
	Bank OZK	15,565	652
	Synovus Financial Corp.	21,045	648
	Axis Capital Holdings Ltd.	11,198	631
*	Ryan Specialty Holdings Inc.	13,378	614
	FNB Corp.	51,132	613
	Hanover Insurance Group Inc.	4,933	613
	Corebridge Financial Inc.	28,235	594
	Lincoln National Corp.	23,712	564
	Assured Guaranty Ltd.	8,238	559
	White Mountains Insurance Group Ltd.	355	544
	SLM Corp.	32,693	491
*	Brighthouse Financial Inc.	9,424	490
	Janus Henderson Group plc	18,727	490

		Shares	Market Value ($000)
	Lazard Ltd. Class A	15,302	459
*	Credit Acceptance Corp.	889	406
	Kemper Corp.	8,730	386
	First Hawaiian Inc.	17,791	350
	TPG Inc.	8,966	314
	BOK Financial Corp.	4,091	294
	Virtu Financial Inc. Class A	12,995	234
	CNA Financial Corp.	3,809	160
*	Rocket Cos. Inc. Class A	16,816	157
	TFS Financial Corp.	6,951	92
[1]	UWM Holdings Corp.	11,342	62
			632,332
Health Care (12.0%)
	UnitedHealth Group Inc.	132,780	73,423
	Eli Lilly & Co.	120,873	71,441
	Johnson & Johnson	344,272	53,245
	Merck & Co. Inc.	362,843	37,184
	AbbVie Inc.	252,080	35,894
	Thermo Fisher Scientific Inc.	55,105	27,319
	Abbott Laboratories	247,213	25,782
	Pfizer Inc.	806,919	24,587
	Danaher Corp.	93,972	20,985
	Amgen Inc.	76,313	20,577
	Elevance Health Inc.	33,828	16,220
*	Intuitive Surgical Inc.	49,825	15,488
	Medtronic plc	189,644	15,033
	Stryker Corp.	50,711	15,027
	Bristol-Myers Squibb Co.	300,242	14,826
	Gilead Sciences Inc.	178,487	13,672
*	Vertex Pharmaceuticals Inc.	36,779	13,050
*	Regeneron Pharmaceuticals Inc.	14,793	12,187
	Zoetis Inc.	66,030	11,665
*	Boston Scientific Corp.	204,924	11,453
	Cigna Group	41,662	10,952
	Becton Dickinson & Co.	40,465	9,557
	Humana Inc.	17,816	8,638
	HCA Healthcare Inc.	29,159	7,304
*	DexCom Inc.	55,263	6,384
*	Edwards Lifesciences Corp.	86,119	5,831
*	Centene Corp.	77,406	5,703
*	IQVIA Holdings Inc.	26,360	5,644
*	IDEXX Laboratories Inc.	11,769	5,482
	Agilent Technologies Inc.	42,219	5,396
*	Biogen Inc.	20,581	4,818
*	Seagen Inc.	20,020	4,268
	Cardinal Health Inc.	36,470	3,905
	GE Healthcare Inc.	55,725	3,815
	West Pharmaceutical Services Inc.	10,572	3,708
*	Moderna Inc.	47,505	3,691
*	Veeva Systems Inc. Class A	20,664	3,602
	Zimmer Biomet Holdings Inc.	30,048	3,495
	ResMed Inc.	20,762	3,275
*	ICON plc	11,585	3,092
*	Molina Healthcare Inc.	8,223	3,006
*	Alnylam Pharmaceuticals Inc.	17,587	2,959
	STERIS plc	14,102	2,834
	Laboratory Corp. of America Holdings	12,604	2,734
	Baxter International Inc.	72,098	2,601

		Shares	Market Value ($000)
*	Hologic Inc.	34,669	2,472
*	BioMarin Pharmaceutical Inc.	26,625	2,425
	Cooper Cos. Inc.	6,930	2,335
*	Align Technology Inc.	10,884	2,327
*	Illumina Inc.	22,571	2,301
	Quest Diagnostics Inc.	15,927	2,186
*	Avantor Inc.	95,936	2,032
*	Insulet Corp.	9,875	1,867
*	Exact Sciences Corp.	25,424	1,627
*	Neurocrine Biosciences Inc.	13,910	1,622
	Revvity Inc.	17,961	1,597
	Viatris Inc.	169,372	1,555
*	United Therapeutics Corp.	6,398	1,535
	Teleflex Inc.	6,773	1,529
*	Charles River Laboratories International Inc.	7,309	1,440
	Royalty Pharma plc Class A	52,523	1,422
*	Incyte Corp.	26,120	1,419
	Bio-Techne Corp.	22,069	1,388
*	QIAGEN NV	32,141	1,323
*	Repligen Corp.	8,008	1,259
*	Henry Schein Inc.	18,416	1,229
	Chemed Corp.	2,115	1,199
	Universal Health Services Inc. Class B	8,713	1,198
*	Penumbra Inc.	5,125	1,138
*	Jazz Pharmaceuticals plc	8,799	1,040
*	Sarepta Therapeutics Inc.	12,656	1,029
*	Ionis Pharmaceuticals Inc.	20,550	1,017
*	Exelixis Inc.	46,224	1,008
*	Catalent Inc.	25,918	1,007
*	Tenet Healthcare Corp.	14,535	1,003
	Bruker Corp.	15,303	996
*	Karuna Therapeutics Inc.	5,116	978
	DENTSPLY SIRONA Inc.	29,862	948
*	Acadia Healthcare Co. Inc.	12,913	942
*	Bio-Rad Laboratories Inc. Class A	3,041	927
	Encompass Health Corp.	14,203	926
*	Shockwave Medical Inc.	5,212	910
*	Medpace Holdings Inc.	3,278	887
*	Natera Inc.	15,007	840
*	Elanco Animal Health Inc. (XNYS)	69,067	814
*	DaVita Inc.	7,831	794
*	Apellis Pharmaceuticals Inc.	14,366	774
*	Globus Medical Inc. Class A	16,933	761
*	Inspire Medical Systems Inc.	4,156	604
	Perrigo Co. plc	19,441	592
*	Masimo Corp.	6,277	588
*	10X Genomics Inc. Class A	13,225	576
*	Envista Holdings Corp.	23,570	535
*	QuidelOrtho Corp.	7,498	515
*	Azenta Inc.	9,065	511
*	Roivant Sciences Ltd.	50,274	481
*	agilon health Inc.	41,869	445
*	Amedisys Inc.	4,697	440
*	Teladoc Health Inc.	23,925	434
	Organon & Co.	36,805	417
*	Ultragenyx Pharmaceutical Inc.	10,293	400
*	Integra LifeSciences Holdings Corp.	10,094	396
*	Doximity Inc. Class A	16,911	393

		Shares	Market Value ($000)
*	Fortrea Holdings Inc.	12,756	375
*	Mirati Therapeutics Inc.	6,560	372
*	Enovis Corp.	7,400	366
	Premier Inc. Class A	17,404	358
*	Ginkgo Bioworks Holdings Inc.	214,592	277
*	ICU Medical Inc.	2,802	246
*	Certara Inc.	16,941	244
*	R1 RCM Inc.	21,415	227
*	Sotera Health Co.	14,100	192
*	Novocure Ltd.	15,125	186
*	Tandem Diabetes Care Inc.	8,770	177
*	Maravai LifeSciences Holdings Inc. Class A	14,777	75
			720,200
Industrials (12.6%)
	Visa Inc. Class A	231,360	59,386
	Mastercard Inc. Class A	119,879	49,610
	Accenture plc Class A	90,237	30,062
	Union Pacific Corp.	87,072	19,615
	General Electric Co.	154,798	18,854
	Honeywell International Inc.	95,026	18,618
	Caterpillar Inc.	73,764	18,494
*	Boeing Co.	79,624	18,443
	RTX Corp.	208,596	16,996
	United Parcel Service Inc. Class B (XNYS)	103,360	15,670
	Lockheed Martin Corp.	32,332	14,477
	American Express Co.	84,392	14,412
	Deere & Co.	38,524	14,039
	Automatic Data Processing Inc.	59,099	13,588
	Eaton Corp. plc	56,832	12,940
*	Fiserv Inc.	86,616	11,313
	Illinois Tool Works Inc.	43,318	10,492
	Northrop Grumman Corp.	20,419	9,702
	Sherwin-Williams Co.	33,939	9,462
	CSX Corp.	285,741	9,229
*	PayPal Holdings Inc.	160,090	9,223
	General Dynamics Corp.	34,960	8,634
	FedEx Corp.	33,118	8,572
	Parker-Hannifin Corp.	18,213	7,890
	3M Co.	78,691	7,796
	Trane Technologies plc	32,512	7,329
	Emerson Electric Co.	81,522	7,247
	TransDigm Group Inc.	7,460	7,183
	Norfolk Southern Corp.	32,454	7,080
	Cintas Corp.	12,394	6,857
	PACCAR Inc.	73,278	6,728
	Carrier Global Corp.	118,735	6,169
	Capital One Financial Corp.	54,131	6,044
	Paychex Inc.	46,069	5,619
	Old Dominion Freight Line Inc.	14,079	5,478
	Johnson Controls International plc	98,181	5,184
	L3Harris Technologies Inc.	27,017	5,155
	AMETEK Inc.	32,770	5,087
	Otis Worldwide Corp.	59,127	5,073
	Ferguson plc	29,478	5,051
	WW Grainger Inc.	6,374	5,011
	Fidelity National Information Services Inc.	84,660	4,964
	Verisk Analytics Inc.	20,410	4,928
*	Block Inc. (XNYS)	77,433	4,912

		Shares	Market Value ($000)
	PPG Industries Inc.	33,547	4,763
	DuPont de Nemours Inc.	65,618	4,694
	United Rentals Inc.	9,783	4,657
	Cummins Inc.	20,247	4,539
	Rockwell Automation Inc.	16,355	4,505
	Global Payments Inc.	37,365	4,351
	Ingersoll Rand Inc. (XYNS)	57,551	4,111
	Martin Marietta Materials Inc.	8,826	4,100
	Vulcan Materials Co.	18,917	4,040
	Quanta Services Inc.	20,551	3,870
	Equifax Inc.	17,406	3,789
*	Fair Isaac Corp.	3,460	3,763
	Xylem Inc.	33,891	3,563
	Fortive Corp.	50,551	3,487
*	Keysight Technologies Inc.	25,381	3,449
*	Mettler-Toledo International Inc.	3,126	3,413
	Westinghouse Air Brake Technologies Corp.	25,447	2,966
	Howmet Aerospace Inc.	54,023	2,842
	Dover Corp.	19,898	2,809
*	Teledyne Technologies Inc.	6,661	2,684
	Expeditors International of Washington Inc.	21,642	2,604
*	FleetCor Technologies Inc.	10,208	2,455
*	Builders FirstSource Inc.	18,129	2,431
	Ball Corp.	43,890	2,427
*	Veralto Corp.	31,405	2,426
*	Waters Corp.	8,329	2,337
	Booz Allen Hamilton Holding Corp.	18,504	2,315
	Hubbell Inc.	7,634	2,290
	Jacobs Solutions Inc.	17,901	2,277
*	Axon Enterprise Inc.	9,889	2,273
	IDEX Corp.	10,754	2,169
	JB Hunt Transport Services Inc.	11,662	2,161
	Textron Inc.	28,114	2,155
	Packaging Corp. of America	12,550	2,109
	Snap-on Inc.	7,382	2,028
	Amcor plc	210,298	1,994
	Carlisle Cos. Inc.	7,065	1,981
	Stanley Black & Decker Inc.	21,781	1,980
	Masco Corp.	31,903	1,932
	Synchrony Financial	59,711	1,932
	Graco Inc.	23,742	1,918
	Nordson Corp.	8,123	1,912
	RPM International Inc.	18,023	1,855
	Lennox International Inc.	4,527	1,841
	Watsco Inc.	4,705	1,798
*	Zebra Technologies Corp. Class A	7,281	1,725
	Owens Corning	12,705	1,723
	AECOM	18,834	1,674
	Jack Henry & Associates Inc.	10,271	1,630
*	Trimble Inc.	34,968	1,623
	TransUnion	27,484	1,614
	Lincoln Electric Holdings Inc.	8,037	1,592
	HEICO Corp. Class A	11,282	1,550
	Pentair plc	23,616	1,524
	Westrock Co.	36,524	1,504
	CNH Industrial NV	138,985	1,493
*	Saia Inc.	3,814	1,489
*	XPO Inc.	16,409	1,416

		Shares	Market Value ($000)
	EMCOR Group Inc.	6,618	1,406
	CH Robinson Worldwide Inc.	16,543	1,357
*	TopBuild Corp.	4,559	1,348
	Allegion plc	12,642	1,341
	Huntington Ingalls Industries Inc.	5,649	1,339
	A O Smith Corp.	17,662	1,331
	Crown Holdings Inc.	15,268	1,313
	ITT Inc.	11,925	1,291
	nVent Electric plc	23,679	1,261
	Fortune Brands Innovations Inc.	18,213	1,246
	Toro Co.	14,992	1,244
	Robert Half Inc.	15,140	1,241
	Knight-Swift Transportation Holdings Inc.	22,405	1,205
	AptarGroup Inc.	9,400	1,193
	Tetra Tech Inc.	7,535	1,192
*	WillScot Mobile Mini Holdings Corp.	28,316	1,181
	Advanced Drainage Systems Inc.	9,730	1,178
	Curtiss-Wright Corp.	5,503	1,177
	Woodward Inc.	8,512	1,151
	Regal Rexnord Corp.	9,524	1,141
	Berry Global Group Inc.	16,888	1,117
	HEICO Corp.	6,520	1,115
*	Trex Co. Inc.	15,694	1,103
*	WEX Inc.	6,155	1,087
*	Affirm Holdings Inc.	30,910	1,064
	Donaldson Co. Inc.	17,146	1,043
*	FTI Consulting Inc.	4,702	1,037
	BWX Technologies Inc.	13,137	1,025
*	Generac Holdings Inc.	8,751	1,024
	AGCO Corp.	9,019	1,024
*	Axalta Coating Systems Ltd.	31,864	1,003
	WESCO International Inc.	6,380	994
	Graphic Packaging Holding Co.	43,807	993
*	Middleby Corp.	7,671	968
*	Bill Holdings Inc.	14,582	955
*	Paylocity Holding Corp.	6,047	947
*	GXO Logistics Inc.	16,837	947
	Cognex Corp.	24,886	938
	MSA Safety Inc.	5,317	926
	Eagle Materials Inc.	5,049	914
	Oshkosh Corp.	9,155	891
	Genpact Ltd.	25,881	879
	Landstar System Inc.	5,035	869
	Littelfuse Inc.	3,486	812
	Brunswick Corp.	10,273	810
	Acuity Brands Inc.	4,412	791
	MKS Instruments Inc.	9,555	789
	Sonoco Products Co.	14,054	775
	Vontier Corp.	21,846	737
	Crane Co.	6,877	727
	Flowserve Corp.	18,917	724
	Sensata Technologies Holding plc	21,430	697
	Ryder System Inc.	6,428	689
	Allison Transmission Holdings Inc.	12,807	685
	Sealed Air Corp.	20,356	679
*	Mohawk Industries Inc.	7,617	673
	Valmont Industries Inc.	2,931	644
*	AZEK Co. Inc.	18,675	644

		Shares	Market Value ($000)
*	Kirby Corp.	8,290	636
	Western Union Co.	53,966	628
	MSC Industrial Direct Co. Inc. Class A	6,433	627
	Esab Corp.	7,981	616
*	Core & Main Inc. Class A	17,167	601
*	Euronet Worldwide Inc.	6,824	595
	Air Lease Corp.	14,455	561
	Louisiana-Pacific Corp.	8,973	547
	Armstrong World Industries Inc.	6,439	546
*	MasTec Inc.	8,962	543
	MDU Resources Group Inc.	27,977	535
	ManpowerGroup Inc.	7,131	529
*	Shift4 Payments Inc. Class A	7,625	502
	Silgan Holdings Inc.	11,681	487
*	Spirit AeroSystems Holdings Inc. Class A	15,238	419
	Crane NXT Co.	7,018	361
*	Vestis Corp.	16,738	306
*	Mercury Systems Inc.	6,860	235
*	Hayward Holdings Inc.	19,461	229
*	NCR Atleos Corp.	9,317	207
	Schneider National Inc. Class B	8,146	188
*	Gates Industrial Corp. plc	15,348	188
	ADT Inc.	29,640	174
	Ardagh Metal Packaging SA	21,367	86
*	Ardagh Group SA	2,011	18
			758,407
Real Estate (2.7%)
	Prologis Inc.	131,685	15,135
	American Tower Corp.	66,424	13,868
	Equinix Inc.	13,338	10,871
	Crown Castle Inc.	61,634	7,228
	Welltower Inc.	73,429	6,542
	Digital Realty Trust Inc.	42,694	5,925
	Public Storage	22,369	5,788
	Simon Property Group Inc.	46,292	5,781
	Realty Income Corp.	96,081	5,185
*	CoStar Group Inc.	57,724	4,793
	VICI Properties Inc.	143,501	4,289
	Extra Space Storage Inc.	29,766	3,875
	SBA Communications Corp.	15,329	3,786
*	CBRE Group Inc. Class A	44,195	3,490
	AvalonBay Communities Inc.	20,155	3,486
	Weyerhaeuser Co.	104,602	3,279
	Equity Residential	53,264	3,027
	Invitation Homes Inc.	87,194	2,909
	Alexandria Real Estate Equities Inc.	24,455	2,675
	Iron Mountain Inc.	41,307	2,650
	Ventas Inc.	57,017	2,614
	Sun Communities Inc.	17,494	2,263
	Mid-America Apartment Communities Inc.	16,547	2,060
	Essex Property Trust Inc.	9,080	1,938
	WP Carey Inc.	30,105	1,874
	Equity LifeStyle Properties Inc.	25,152	1,788
	Host Hotels & Resorts Inc.	100,201	1,750
	American Homes 4 Rent Class A	47,140	1,710
	Gaming and Leisure Properties Inc.	35,629	1,665
	Kimco Realty Corp.	85,643	1,655
	Regency Centers Corp.	25,974	1,631

		Shares	Market Value ($000)
	UDR Inc.	46,576	1,556
	Rexford Industrial Realty Inc.	29,294	1,442
	Healthpeak Properties Inc.	78,764	1,364
	Camden Property Trust	14,936	1,348
	Boston Properties Inc.	22,335	1,272
	Lamar Advertising Co. Class A	12,529	1,269
	CubeSmart	31,595	1,256
	Federal Realty Investment Trust	11,640	1,113
	Americold Realty Trust Inc.	38,878	1,097
	EastGroup Properties Inc.	6,316	1,097
	Omega Healthcare Investors Inc.	33,737	1,071
*	Jones Lang LaSalle Inc.	6,834	1,063
	NNN REIT Inc.	25,518	1,037
	STAG Industrial Inc.	25,992	932
	Brixmor Property Group Inc.	43,080	927
	First Industrial Realty Trust Inc.	18,955	892
*	Zillow Group Inc. Class C	21,284	871
	Healthcare Realty Trust Inc.	54,702	835
	Spirit Realty Capital Inc.	20,005	826
	Agree Realty Corp.	12,960	767
	Apartment Income REIT Corp.	21,473	668
	Rayonier Inc.	21,191	650
	Vornado Realty Trust	24,743	582
	Kilroy Realty Corp.	17,053	562
	EPR Properties	10,632	474
	Cousins Properties Inc.	21,723	446
	Park Hotels & Resorts Inc.	29,109	432
	Medical Properties Trust Inc.	85,875	416
	National Storage Affiliates Trust	11,199	372
*	Howard Hughes Holdings Inc.	4,959	365
*	Zillow Group Inc. Class A	8,658	341
	Highwoods Properties Inc.	15,345	291
*	NET Lease Office Properties	2,011	33
			163,197
Technology (31.9%)
	Apple Inc.	2,131,707	404,918
	Microsoft Corp.	1,063,013	402,786
	NVIDIA Corp.	339,394	158,735
*	Alphabet Inc. Class A	849,268	112,553
*	Meta Platforms Inc. Class A	315,935	103,358
*	Alphabet Inc. Class C	725,981	97,223
	Broadcom Inc.	61,560	56,988
*	Adobe Inc.	65,420	39,972
*	Salesforce Inc.	135,154	34,045
*	Advanced Micro Devices Inc.	228,859	27,729
	Intel Corp.	596,199	26,650
	Oracle Corp.	217,121	25,232
	Intuit Inc.	38,996	22,285
	International Business Machines Corp.	129,852	20,589
	QUALCOMM Inc.	159,308	20,559
*	ServiceNow Inc.	29,045	19,917
	Texas Instruments Inc.	129,737	19,812
	Applied Materials Inc.	120,558	18,057
	Lam Research Corp.	19,163	13,719
	Analog Devices Inc.	72,200	13,240
*	Palo Alto Networks Inc.	43,012	12,692
	Micron Technology Inc.	155,971	11,872
*	Synopsys Inc.	21,666	11,770

		Shares	Market Value ($000)
	KLA Corp.	19,589	10,669
*	Cadence Design Systems Inc.	38,650	10,562
*	Snowflake Inc. Class A	44,278	8,310
	Roper Technologies Inc.	15,113	8,135
*	Workday Inc. Class A	28,255	7,649
	Amphenol Corp. Class A	83,117	7,563
*	Crowdstrike Holdings Inc. Class A	30,062	7,124
	Marvell Technology Inc.	122,120	6,806
*	Autodesk Inc.	30,709	6,708
	Microchip Technology Inc.	76,872	6,414
*	Palantir Technologies Inc. Class A	267,507	5,363
	Cognizant Technology Solutions Corp. Class A	72,575	5,108
*	Fortinet Inc.	93,845	4,932
*	Gartner Inc.	10,969	4,770
*	Datadog Inc. Class A	39,003	4,547
*	ON Semiconductor Corp.	61,603	4,394
	CDW Corp.	19,330	4,076
*	DoorDash Inc. Class A	43,047	4,046
*	Atlassian Corp. Ltd. Class A	20,671	3,947
*	MongoDB Inc.	9,372	3,896
*	ANSYS Inc.	12,406	3,639
	HP Inc.	122,950	3,607
	Monolithic Power Systems Inc.	6,485	3,558
*	Splunk Inc.	21,823	3,307
*	HubSpot Inc.	6,527	3,224
*	Cloudflare Inc. Class A	40,993	3,163
	Hewlett Packard Enterprise Co.	184,794	3,125
	Corning Inc.	108,738	3,098
*	Pinterest Inc. Class A	84,576	2,881
	NetApp Inc.	30,025	2,744
*	VeriSign Inc.	12,915	2,741
*	PTC Inc.	16,357	2,574
*	Akamai Technologies Inc.	21,864	2,526
*	Zscaler Inc.	12,400	2,449
*	Zoom Video Communications Inc. Class A	35,868	2,433
*	Tyler Technologies Inc.	5,924	2,422
	Entegris Inc.	21,253	2,219
	Skyworks Solutions Inc.	22,671	2,197
*	Western Digital Corp.	45,284	2,188
*	GoDaddy Inc. Class A	21,804	2,182
*	Vertiv Holdings Co. Class A	49,297	2,152
	Jabil Inc.	18,138	2,092
	Leidos Holdings Inc.	19,368	2,079
	Teradyne Inc.	22,183	2,046
*	EPAM Systems Inc.	7,889	2,037
*	Manhattan Associates Inc.	8,754	1,953
*	Dynatrace Inc.	34,281	1,836
	Gen Digital Inc. (XNGS)	79,718	1,760
	SS&C Technologies Holdings Inc.	30,845	1,735
*	Twilio Inc. Class A	24,435	1,580
*	F5 Inc.	8,503	1,456
	Bentley Systems Inc. Class B	27,713	1,443
*	Ceridian HCM Holding Inc.	20,762	1,430
*	Okta Inc.	21,311	1,429
	Amdocs Ltd.	16,780	1,406
*	Nutanix Inc. Class A	32,446	1,398
*	Qorvo Inc.	14,091	1,360
*	Pure Storage Inc. Class A	39,794	1,326

		Shares	Market Value ($000)
	Paycom Software Inc.	7,284	1,323
*	Globant SA	5,832	1,288
*	Match Group Inc.	39,530	1,280
*	DocuSign Inc.	29,166	1,257
*	Unity Software Inc.	40,783	1,203
*	Guidewire Software Inc.	11,615	1,161
	Universal Display Corp.	6,745	1,141
*	Lattice Semiconductor Corp.	19,344	1,133
*	AppLovin Corp. Class A	30,228	1,133
*	UiPath Inc. Class A	54,139	1,070
*	CACI International Inc. Class A	3,252	1,044
*	Dropbox Inc. Class A	36,644	1,033
	KBR Inc.	19,476	1,006
*	Arrow Electronics Inc.	8,247	978
	Science Applications International Corp.	7,738	909
*	Elastic NV	11,229	902
*	Five9 Inc.	10,257	782
*	Smartsheet Inc. Class A	18,071	766
*	Toast Inc. Class A	51,088	760
*	Aspen Technology Inc.	3,925	739
	Dolby Laboratories Inc. Class A	8,333	718
*	DXC Technology Co.	30,603	708
*	Procore Technologies Inc.	11,397	673
	TD SYNNEX Corp.	6,718	663
*	Teradata Corp.	13,979	660
*	Wolfspeed Inc.	17,863	658
*	ZoomInfo Technologies Inc.	44,942	646
*	SentinelOne Inc. Class A	33,657	642
*	DoubleVerify Holdings Inc.	19,094	634
*	Coherent Corp.	16,970	624
*	Gitlab Inc. Class A	12,767	617
*	GLOBALFOUNDRIES Inc.	11,418	613
	Avnet Inc.	13,086	612
*	Kyndryl Holdings Inc.	33,313	601
	Concentrix Corp.	6,341	596
*	Cirrus Logic Inc.	7,751	588
*	Confluent Inc. Class A	26,693	566
*	Clarivate plc	65,850	511
*	IAC Inc.	10,263	491
	Dun & Bradstreet Holdings Inc.	38,881	412
*	IPG Photonics Corp.	4,193	402
*	CCC Intelligent Solutions Holdings Inc.	31,923	373
*	Alteryx Inc. Class A	8,898	356
*	RingCentral Inc. Class A	12,188	347
*	HashiCorp Inc. Class A	14,217	305
	Pegasystems Inc.	5,846	304
*	NCR Voyix Corp.	18,635	292
*	Allegro MicroSystems Inc.	10,670	290
*	nCino Inc.	10,041	277
*	Paycor HCM Inc.	8,305	176
*	Informatica Inc. Class A	6,563	165
*	Klaviyo Inc. Class A	169	5
*	Maplebear Inc.	41	1
			1,922,949
Telecommunications (2.2%)
	Cisco Systems Inc.	585,640	28,333
	Comcast Corp. Class A	584,434	24,482
	Verizon Communications Inc.	600,811	23,029

		Shares	Market Value ($000)
	AT&T Inc.	1,021,498	16,926
	T-Mobile US Inc.	76,030	11,439
*	Arista Networks Inc.	35,824	7,871
	Motorola Solutions Inc.	23,609	7,623
*	Charter Communications Inc. Class A	14,667	5,869
*	Roku Inc.	17,760	1,851
*	Liberty Broadband Corp. Class C	16,534	1,374
	Juniper Networks Inc.	45,897	1,306
*	Ciena Corp.	21,392	981
*	Frontier Communications Parent Inc.	35,690	781
	Iridium Communications Inc.	17,946	684
	Cable One Inc.	777	413
*	Lumentum Holdings Inc.	9,586	410
*	ViaSat Inc.	17,223	352
*	Liberty Broadband Corp. Class A	2,314	192
*	DISH Network Corp. Class A	34,796	127
	Ubiquiti Inc.	621	70
*,2	GCI Liberty Inc.	11,885	—
			134,113
Utilities (2.6%)
	NextEra Energy Inc.	289,016	16,910
	Southern Co.	155,759	11,056
	Duke Energy Corp.	110,130	10,163
	Waste Management Inc.	58,154	9,944
	Sempra	89,853	6,548
	American Electric Power Co. Inc.	73,645	5,858
	Constellation Energy Corp.	46,793	5,664
	Exelon Corp.	142,152	5,474
	Dominion Energy Inc.	119,515	5,419
*	PG&E Corp.	286,050	4,911
	Republic Services Inc.	29,522	4,778
	Xcel Energy Inc.	78,433	4,772
	Public Service Enterprise Group Inc.	71,220	4,446
	Consolidated Edison Inc.	49,310	4,443
	WEC Energy Group Inc.	45,059	3,768
	American Water Works Co. Inc.	27,829	3,669
	Edison International	53,690	3,597
	DTE Energy Co.	29,436	3,065
	Entergy Corp.	30,164	3,059
	Eversource Energy	49,648	2,950
	Ameren Corp.	37,358	2,899
	FirstEnergy Corp.	77,640	2,868
	PPL Corp.	105,176	2,747
	CenterPoint Energy Inc.	89,883	2,541
	CMS Energy Corp.	41,363	2,348
	Atmos Energy Corp.	20,532	2,337
	Vistra Corp.	52,232	1,849
	Alliant Energy Corp.	36,145	1,828
	AES Corp.	96,127	1,654
	Evergy Inc.	31,557	1,611
	NRG Energy Inc.	33,247	1,591
	NiSource Inc.	59,447	1,524
	Essential Utilities Inc.	34,943	1,244
	Pinnacle West Capital Corp.	16,284	1,220
*	Clean Harbors Inc.	7,178	1,160
	OGE Energy Corp.	28,731	1,007
	IDACORP Inc.	7,272	702
	UGI Corp.	30,211	664

		Shares	Market Value ($000)
	National Fuel Gas Co.	12,777	649
*	Stericycle Inc.	13,387	629
	Brookfield Renewable Corp. Class A	18,654	495
	Clearway Energy Inc. Class C	15,923	398
*	Sunrun Inc.	29,561	381
	Avangrid Inc.	9,818	303
	Hawaiian Electric Industries Inc.	15,845	193
	Clearway Energy Inc. Class A	88	2
			155,338
Total Common Stocks (Cost $4,386,887)			6,006,298
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.438% (Cost $13,067)	130,687	13,067
Total Investments (99.9%) (Cost $4,399,954)			6,019,365
Other Assets and Liabilities—Net (0.1%)			8,699
Net Assets (100%)			6,028,064
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,245,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,409,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	95	21,740	599
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,006,280	18	—	6,006,298
Temporary Cash Investments	13,067	—	—	13,067
Total	6,019,347	18	—	6,019,365
Derivative Financial Instruments
Assets
Futures Contracts[1]	599	—	—	599
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.